Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2025
Finance lease receivables.
Schedule of movement in finance lease receivables

	2025	2024
	US$’000	US$’000
At beginning of the financial year	11,165	2,684
Additions	13,904	16,396
Repayments	(7,525)	(7,915)
At end of the financial year	17,544	11,165

Schedule of maturity analysis of lease receivables, showing the undiscounted lease payments to be received

	Less than	Between 1	Between 2
	1 year	and 2 years	and 3 years	Total
	US$’000	US$’000	US$’000	US$’000
At 31 December 2025
Undiscounted lease receivables	8,076	8,076	2,692	18,844
Less: Unearned finance income	(856)	(411)	(33)	(1,300)
	7,220	7,665	2,659	17,544
At 31 December 2024
Undiscounted lease receivables	8,765	2,921	—	11,686
Less: Unearned finance income	(482)	(39)	—	(521)
	8,283	2,882	—	11,165